Segment information	6 Months Ended
Jun. 30, 2024
Segment information

16. Segment information

Reportable segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker, with appropriate aggregation. The chief operating decision maker is the CEO who is responsible for allocating resources, assessing the performance of the reportable segment and making key strategic decisions. The Company operates in two segments: Biopharmaceutical and Strategic Investments.

The Company’s Biopharmaceutical segment is focused on furthering the research and development of the Company’s drug candidates and the development of a treatment for alcohol misuse for application in hospitals and other medical practices. The Biopharmaceutical segment primarily earns interest income on excess cash on hand invested in short-term guaranteed investment certificates.

The Company’s Strategic Investments segment is focused on generating returns and cash flow through the issuance of loans secured by residential property, with FSD Strategic Investments having a first or second collateral mortgage on the secured property.

The following tables summarize the Company's total current and non-current assets and current and non-current liabilities as of June 30, 2024, and December 31, 2023, on a segmented basis:

	As at June 30, 2024
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Current assets	3,545,851	6,476,204	10,022,055
Non-current assets	5,224,894	—	5,224,894
Current liabilities	5,044,864	—	5,044,864
Non-current liabilities	—	—	—

	As at December 31, 2023
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Current assets	3,897,317	7,187,988	11,085,305
Non-current assets	5,482,157	907,366	6,389,523
Current liabilities	4,565,566	—	4,565,566
Non-current liabilities	—	—	—

The following tables summarize the Company's interest income, total operating expenses, and net loss for the three and six months ended June 30, 2024 and 2023 on a segmented basis:

	For the six months ended June 30, 2024
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	12,109	(289,057)	(276,948)
Total operating expenses	5,713,717	245	5,713,962
Net (loss) income	(5,732,736)	288,812	(5,443,924)

	For the three months ended June 30, 2024
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	31,266	(135,690)	(104,424)
Total operating expenses	3,456,556	50	3,456,606
Net (loss) income	(3,488,139)	135,640	(3,352,499)

	For the six months ended June 30, 2023
	Biopharmaceutical	Strategic Investments	Consolidated
	$	$	$
Interest income	(171,303)	(287,201)	(458,504)
Total operating expenses	18,676,314	181	18,676,495
Net loss	(15,065,658)	(382,164)	(15,447,822)
	For the three months ended June 30, 2023
	Biopharmaceutical	Strategic Investments	Consolidated
	$	$	$
Interest income	(34,787)	(151,376)	(186,163)
Total operating expenses	8,831,414	106	8,831,520
Net loss	(5,243,879)	(246,414)	(5,490,293)